INTANGIBLE ASSETS (Details) - Schedule of finite-lived intangible assets amortization expense $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of finite-lived intangible assets amortization expense [Abstract]
2021	$ 1,164
2022	764
2023	702
2024	585
2025	542
Thereafter	1,522
Total	$ 5,279